Summary of Significant Accounting Policies - Estimated Useful Lives for Significant Property and Equipment (Details)	12 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Furniture and Fixtures [Member] | Minimum [Member]
Estimated useful lives	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful lives	7 years
Computer Equipment [Member]
Estimated useful lives		5 years
Computer Equipment [Member] | Minimum [Member]
Estimated useful lives	5 years
Computer Equipment [Member] | Maximum [Member]
Estimated useful lives	7 years
Software [Member]
Estimated useful lives	3 years